Borrowings and debt (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of short term borrowings [Line Items]
Total short-term borrowings	$ 1,573,663	$ 1,975,174
Total short-term debt	22,000	45,930
Total short-term borrowings and debt	1,595,663	2,021,104
Maximum outstanding balance at any month - end	1,595,663	2,021,104
US Dollar [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	1,476,000	1,926,000
Mexican Peso [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	119,663	95,104
Fixed interest rate [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings	607,500	695,500
Total short-term debt	$ 22,000	2,700
Fixed interest rate [member] | Mexican Peso [Member] | Short-term borrowings [member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	8.08%
Floating interest rate [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings	$ 966,163	1,279,674
Total short-term debt	$ 0	$ 43,230
Minimum | Fixed interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.07%	2.74%
Minimum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.09%	2.72%
Minimum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	7.71%	8.49%
Maximum | Fixed interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.52%	3.30%
Maximum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.35%	3.41%
Maximum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	8.31%	9.39%